INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES	Inventories consist of the following at March 31, 2022 and December 31, 2021:
	2022	2021

Raw materials	$9,980	$13,366
Finished goods	72,655	97,298
Total inventories	$82,635	$110,664